Commitments and Contingencies - Supplemental disclosures of operating cost and cash flow information related to operating leases (Details) $ in Thousands	7 Months Ended
Jul. 21, 2023 USD ($)
Commitments and Contingencies.
Cost of operating leases	$ 153
Cash paid for operating leases	$ 180